Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Inventories Abstract
Raw materials and consumables	$ 2,327	$ 1,911
Total Inventories	$ 2,327	$ 1,911